Basis of Presentation (Details) - Schedule of dilutive weighted average shares - DIGERATI TECHNOLOGIES, INC [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basis of Presentation (Details) - Schedule of dilutive weighted average shares [Line Items]
NET INCOME (LOSS) (in Dollars)	$ (4,988)	$ 2,419
Less: adjustments to net income (in Dollars)		(4,331)
NET INCOME (LOSS) - DILUTED SHARES OUTSTANDING CALCULATION (in Dollars)	$ (4,988)	$ (1,912)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	143,067,151	138,719,017
Warrants and Options to purchase common stock		100,731,026
Convertible Debt		11,273,568
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED	143,067,151	250,723,611
LOSS PER COMMON SHARE - DILUTED (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.13)
LOSS PER COMMON SHARE - BASIC (in Dollars per share)	$ (0.03)	$ 0.02	$ (0.05)	$ (0.13)